Equity accounted investees (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Equity Accounted Investees

As of June 30, 2019 and December 31, 2018, Company’s equity accounted investees are as follows:

	Principal	Place of	Ownership Percentage		Carrying Value
Investee	Activity	Incorporation	2019	2018	2019	2018
Heineken (1)(2)	Beverages	The Netherlands	14.8%	14.8%	Ps.83,724	Ps.83,461
Coca-Cola FEMSA:
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	1,568	1,550
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	166	162
Fountain Agua Mineral, L.T.D.A	Beverages	Brazil	50.0%	50.0%	843	826

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar	Mexico	36.4%	36.4%		3,242		3,120
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)	Canned	Mexico	26.5%	26.5%		188		179
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		121		129
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	28.8%	26.3%		1,580		1,571
KSP Partiçipações, L.T.D.A.	Beverages	Brazil	38.7%	31.4%		104		104
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	24.7%	24.7%		2,056		2,084
TROP Frutas do Brasil S.A. (“TROP”)	Beverages	Brazil	23.6%	23.6%		485		497
UBI 3 Participações L.T.D.A. (“ADES”)	Beverages	Brazil	26.0%	26.0%		7		7
Other investments in Coca-Cola FEMSA’s companies	Various	Various	Various	Various		257		289
Other investments (1) (3)	Various	Various	Various	Various		514		336

					Ps.	94,855	Ps.	94,315

(1)	Associate.
(2)

As of June 30, 2019 and December 31, 2018 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represents an economic interest of 14.76% in Heineken Group. The Company has significant influence, mainly, due to the fact that it participates in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V.; and for the material transactions between the Company and Heineken Group.

(3)	Joint ventures.

Summarized Financial Information in Respect of Associate Accounted for Under Equity Method

Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	June 30, 2019				December 31, 2018
Amounts in millions	Peso		Euro		Peso		Euro
Total assets	Ps.	1,010,721	€.	46,227	Ps.	950,012	€.	42,151
Total liabilities		654,705		29,944		595,980		26,443
Total equity		356,016		16,283		354,032		15,708
Net income(1)	Ps.	22,598	€.	1,038	Ps.	48,287	€.	2,105

(1)

Net income includes the economic interest for six-month period ended June 30, 2019 and for the year ended December 31, 2018 were 14.8%, respectively. For the six-month period ended June 30, 2018, six-month period ended June 30, 2018 was Ps. 24,457 (€.1,932).